Total
Institutional Shares | AB Bond Inflation Strategy
SUMMARY INFORMATIONAB Bond Inflation Strategy
INVESTMENT OBJECTIVE
The Fund’s investment objective is to maximize real return without assuming what the Adviser considers to be undue risk.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - AB Bond Inflation Strategy - Class 2 - USD ($)	Total	Institutional Shares
Shareholder Fees (fees paid directly from your investment)	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Institutional Shares AB Bond Inflation Strategy Class 2
Management Fees	0.50%
Distribution and/or Service (12b-1) Fees	none
Other Expenses: Transfer Agent	0.01%
Other Expenses: Interest Expense	0.15%
Other Expenses	0.12%
Total Other Expenses	0.28%
Total Annual Fund Operating Expenses	0.78%
Fee Waiver and/or Expense Reimbursement	(0.13%)	[1]
Total Annual Fund Operating Expenses	0.65%	[2]
[1]	The Adviser has contractually agreed to waive its management fees and/or to bear certain expenses of the Fund until January 31, 2022 to the extent necessary to prevent total Fund operating expenses (excluding extraordinary expenses, interest expense, and acquired fund fees and expenses other than the advisory fees of any AB Mutual Funds in which the Fund may invest), on an annualized basis, from exceeding .50% of average daily net assets for Class 2 shares (“expense limitation”). The expense limitation will remain in effect until January 31, 2022 and may only be terminated or changed with the consent of the Fund’s Board of Directors. In addition, the expense limitation will be automatically extended for one-year terms unless the Adviser provides notice of termination to the Fund at least 60 days prior to the end of the period.
[2]	If interest expenses were excluded, the net expenses for Class 2 shares would be .50%.

Examples
The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the Fund for the time periods indicated. The Examples also assume that your investment has a 5% return each year, that the Fund’s operating expenses stay the same and that any fee waiver and/or expense limitation is in effect for only the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example	Institutional Shares AB Bond Inflation Strategy Class 2 USD ($)
After 1 Year	$ 66
After 3 Years	236
After 5 Years	420
After 10 Years	$ 954

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys or sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These transaction costs, which are not reflected in the Annual Fund Operating Expenses or in the Examples, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 48% of the average value of its portfolio.
PRINCIPAL STRATEGIES
The Fund seeks real return. Real return is the rate of return after adjusting for inflation.
The Fund pursues its objective by investing principally in inflation-indexed securities (such as Treasury Inflation-Protected Securities (“TIPS”) or inflation-indexed securities from issuers other than the U.S. Treasury) or by gaining inflation protection through derivatives transactions, such as inflation (CPI) swaps or total return swaps linked to TIPS. In deciding whether to purchase inflation-indexed securities or use inflation-linked derivatives transactions, the Adviser considers the relative costs and efficiency of each method. In addition, in seeking to maximize real return, the Fund may also invest in other fixed-income investments, such as U.S. and
non-U.S.
Government securities, corporate fixed-income securities and mortgage-related securities, as well as derivatives linked to such securities. Under normal circumstances, the Fund invests at least 80% of its net assets in fixed-income securities. While the Fund expects to invest principally in investment-grade securities, it may invest up to 15% of its total assets in fixed-income securities rated BB or B or the equivalent by at least one national rating agency (or deemed by the Adviser to be of comparable credit quality), which are not investment-grade (“junk bonds”).
Inflation-indexed securities are fixed-income securities structured to provide protection against inflation. Their principal value and/or the interest paid on them are adjusted to reflect official inflation measures. The inflation measure for TIPS is the Consumer Price Index for Urban Consumers, or the CPI. The Fund may also invest in other inflation-indexed securities, issued by both U.S. and
non-U.S.
issuers, and in derivative instruments linked to these securities.
The Fund may invest in derivatives, such as options, futures contracts, forwards, or swaps. The Fund intends to use leverage for investment purposes. To do this, the Fund expects to enter into (i) reverse repurchase agreement transactions and use the cash made available from these transactions to make additional investments in fixed-income securities in accordance with the Fund’s investment policies and (ii) total return swaps. In determining when and to what extent to employ leverage or enter into derivatives transactions, the Adviser considers factors such as the relative risks and returns expected of potential investments and the costs of such transactions. The Adviser considers the impact of reverse repurchase agreements, swaps and other derivatives in making its assessments of the Fund’s risks. The resulting exposures to markets, sectors, issuers or specific securities will be continuously monitored by the Adviser.
The Adviser selects securities for purchase or sale based on its assessment of the securities’ risk and return characteristics as well as the securities’ impact on the overall risk and return characteristics of the Fund. In making this assessment, the Adviser takes into account various factors, including the credit quality and sensitivity to interest rates of the securities under consideration and of the Fund’s other holdings.
The Fund may also invest in loan participations and assignments, structured securities, mortgage-backed and other asset-backed securities, variable, floating, and inverse floating-rate instruments, and preferred stock, and may use other investment techniques. The Fund may invest in fixed-income securities of any maturity and duration. If the rating of a fixed-income security falls below investment-grade, the Fund will not be obligated to sell the security and may continue to hold it if, in the Adviser’s opinion, the investment is appropriate under the circumstances.

PRINCIPAL RISKS
•
Market Risk:
The value of the Fund’s assets will fluctuate as the bond market fluctuates. The value of the Fund’s investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events, including public health crises (including the occurrence of a contagious disease or illness), that affect large portions of the market.

•
Credit Risk:
An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default, causing a loss of the full principal amount of a security and accrued interest. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security. Investments in fixed-income securities with lower ratings tend to have a higher probability that an issuer will default or fail to meet its payment obligations.

•
Interest Rate Risk:
Changes in interest rates will affect the value of investments in fixed-income securities. When interest rates rise, the value of existing investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. Interest rate risk is generally greater for fixed-income securities with longer maturities or durations. Very low or negative interest rates would likely magnify the risks associated with changes in interest rates. During periods of very low or negative rates, the Fund’s returns would likely be adversely affected.

•
Duration Risk:
Duration is a measure that relates the expected price volatility of a fixed-income security to changes in interest rates. The duration of a fixed-income security may be shorter than or equal to full maturity of a fixed-income security. Fixed-income securities with longer durations have more risk and will decrease in price as interest rates rise.

•
Inflation Risk:
This is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the Fund’s assets can decline as can the value of the Fund’s distributions. This risk is significantly greater for fixed-income securities with longer maturities. Although the Fund invests principally in inflation-indexed securities, the value of its securities may be vulnerable to changes in expectations of inflation or interest rates.

•
Derivatives Risk:
Derivatives may be difficult to price or unwind and leveraged so that small changes may produce disproportionate losses for the Fund. Derivatives, especially over-the-counter
derivatives, are also subject to counterparty risk.

•
Foreign
(Non-U.S.)
Risk:
Investments in securities of
non-U.S.
issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be more difficult to trade due to adverse market, economic, political, regulatory or other factors.

•	Currency Risk: Fluctuations in currency exchange rates may negatively affect the value of the Fund’s investments or reduce its returns.

•
Mortgage-Related and/or Other Asset-Backed Securities Risk:
Investments in mortgage-related and other asset-backed securities are subject to certain additional risks. The value of these securities may be particularly sensitive to changes in interest rates. These risks include “extension risk”, which is the risk that, in periods of rising interest rates, issuers may delay the payment of principal, and “prepayment risk”, which is the risk that in periods of falling interest rates, issuers may pay principal sooner than expected, exposing the Fund to a lower rate of return upon reinvestment of principal. Mortgage-backed securities offered by non-governmental
issuers and other asset-backed securities may be subject to other risks, such as higher rates of default in the mortgages or assets backing the securities or risks associated with the nature and servicing of mortgages or assets backing the securities.

•
Leverage Risk:
To the extent the Fund uses leveraging techniques, its net asset value (“NAV”) may be more volatile because leverage tends to exaggerate the effect of changes in interest rates and any increase or decrease in the value of the Fund’s investments.

•
Illiquid Investments Risk:
Illiquid investments risk exists when certain investments are or become difficult to purchase or sell. Difficulty in selling such investments may result in sales at disadvantageous prices affecting the value of your investment in the Fund. Causes of illiquid investments risk may include low trading volumes, large positions and heavy redemptions of Fund shares. Illiquid investments risk may be higher in a rising interest rate environment, when the value and liquidity of fixed-income securities generally go down.

•
Management Risk:
The Fund is subject to management risk because it is an actively-managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions, but there is no guarantee that its techniques will produce the intended results. Some of these techniques may incorporate, or rely upon, quantitative models, but there is no guarantee that these models will generate accurate forecasts, reduce risk or otherwise perform as expected.

As with all investments, you may lose money by investing in the Fund.

BAR CHART AND PERFORMANCE INFORMATION
The bar chart and performance information provide an indication of the historical risk of an investment in the Fund by showing:

•	how the Fund’s performance changed from year to year over ten years; and

•	how the Fund’s average annual returns for one, five and ten years compare to those of a broad-based securities market index.
You can obtain updated performance information for the Fund at
www.bernstein.com
(click on “Investments,” then “Mutual Fund & Money Market Information,” then “Mutual Fund Performance at a Glance”).
The Fund’s past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future.

Bar Chart

During the period shown in the bar chart, the Fund’s: Best Quarter was up 7.51%, 2nd quarter, 2020; and Worst Quarter was down -6.16%, 2nd quarter, 2013.
Performance Table Average Annual Total Returns (For the periods ended December 31, 2020)
Average Annual Total Returns - Institutional Shares - AB Bond Inflation Strategy		1 Year	5 Years	10 Years
Class 2	[1]	9.35%	5.14%	3.43%
Class 2 | Return After Taxes on Distributions	[1]	8.28%	4.08%	2.51%
Class 2 | Return After Taxes on Distributions and Sale of Fund Shares	[1]	5.51%	3.49%	2.25%
Bloomberg Barclays TIPS 1-10 Year Index (reflects no deduction for fees, taxes or expenses)		8.39%	4.13%	2.88%
[1]	After-tax returns:– Are an estimate, which is based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor’s tax situation and are likely to differ from those shown; and – Are not relevant to investors who hold fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.